Selected Quarterly Financial Data (Unaudited) (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Entity Information [Line Items]
Revenues	$ 969,053	$ 1,001,118	$ 999,033	$ 1,036,288	$ 1,033,307	$ 1,007,234	$ 993,460	$ 1,055,667	$ 1,046,275	$ 1,927,985	$ 2,069,595	$ 4,069,746	$ 4,102,636	$ 4,675,701
Costs of services (excludes depreciation and amortization and restructuring costs)	756,863	811,849	815,595	819,824	835,033	877,038	801,833	826,313	842,166	1,531,921	1,654,857	3,282,301	3,347,350	3,865,616
Income from continuing operations before taxes	88,132	99,786	90,546	126,044	112,332	49,361	96,569	138,164	116,182	197,493	238,376	428,708	400,276	431,223
Income from continuing operations, net of taxes	52,725	61,486	56,646	78,513	71,067	32,377	61,108	87,063	73,170	119,695	149,580	267,712	253,718	269,391
Loss from discontinued operations, net of taxes	0	(166)	(288)	0	(1,423)	(783)	(857)	63,226	3,014	0	(1,423)	(1,877)	64,600	30,051
Net income attributable to Parent	$ 47,889	$ 57,719	$ 55,138	$ 73,605	$ 65,295	$ 27,679	$ 55,910	$ 139,647	$ 73,146	$ 110,566	$ 138,900	$ 251,757	$ 296,382	$ 280,701